Organization and Principal Activities (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 38,692,871	$ 66,151,439	$ 85,734,048	$ 32,538,513
Restricted cash	2,035,634	2,483,557
Accounts receivable - others, net	8,977,608	14,410,947
Short - term investments	532,912	16,443,831
Total current assets	101,617,132	148,461,165
Property and equipment, net	6,885,261	7,398,133
Acquired intangible assets, net	96,457	396,753
Cost method investment	1,714,058	1,542,454	554,392
Equity method investment	817,223	1,019,009	1,228,269
Rental deposits	1,140,929	1,292,078
Guarantee fund deposits	604,497	6,002,920
Total assets	114,603,853	167,623,826	$ 144,065,157
Current liabilities:
Accrued expenses and other current liabilities	2,085,113	992,754
Total current liabilities	68,511,497	84,893,888
VIEs [Member]
Current assets:
Cash and cash equivalents	8,176,346	41,551,367
Restricted cash	2,035,634	2,483,557
Accounts receivable - others, net	3,759,927	7,031,380
Short - term investments	155,727	16,443,831
Others	36,714,120	7,863,322
Total current assets	50,841,754	75,373,457
Property and equipment, net	4,348,884	5,103,126
Acquired intangible assets, net		288,309
Cost method investment	1,714,058	1,542,454
Equity method investment	817,223	1,019,009
Rental deposits	776,196	972,252
Guarantee fund deposits	311,615	5,760,309
Investment in subsidiaries	41,279,679	39,026,188
Deferred tax assets	1,288,064	1,152,527
Total assets	101,377,473	130,237,631
Current liabilities:
Accrued expenses and other current liabilities	20,445,103	38,527,545
Accounts payable	806,749	2,151,134
Total current liabilities	21,251,852	40,678,679
Non-current liabilities	243,398	383,463
Total third-party liabilities	21,495,250	41,062,142
Inter-company liabilities	$ 18,558,400	$ 3,397,736